Share Capital	9 Months Ended
Sep. 30, 2018
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Share Capital

Note 7—Share Capital

The share capital of Ascendis Pharma A/S consists of 42,032,522 shares at a nominal value of DKK 1, all in the same share class.

On February 26, 2018, the Company completed the sale and issuance of 4,539,473 ADSs in a public offering, increasing the Company’s share capital from 36,984,292 shares to 41,523,765 shares.

In April and June 2018, an aggregate of 317,825 warrants were exercised, increasing the Company’s share capital from 41,523,765 shares to 41,841,590 shares.

In September 2018, an aggregate of 190,932 warrants were exercised, increasing the Company’s share capital from 41,841,590 shares to 42,032,522 shares.